2. Investment securities, Continuous Unrealized Loss Position (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Investment securities with continuous unrealized loss position
Less than 12 Months, Fair Value	$ 22,160	$ 36,155
Less than 12 Months, Unrealized Losses	175	507
12 Months or More, Fair Value	22,827	10,123
12 Months or More, Unrealized Losses	434	209
Total, Fair Value	44,987	46,278
Total, Unrealized Losses	609	716
Mortgage-backed securities
Investment securities with continuous unrealized loss position
Less than 12 Months, Fair Value	8,701	15,594
Less than 12 Months, Unrealized Losses	75	290
12 Months or More, Fair Value	11,259	0
12 Months or More, Unrealized Losses	254	0
Total, Fair Value	19,960	15,594
Total, Unrealized Losses	329	290
U.S. Government sponsored enterprises
Investment securities with continuous unrealized loss position
Less than 12 Months, Fair Value	12,661	10,120
Less than 12 Months, Unrealized Losses	98	94
12 Months or More, Fair Value	10,067	9,562
12 Months or More, Unrealized Losses	166	180
Total, Fair Value	22,728	19,682
Total, Unrealized Losses	264	274
State and political subdivisions
Investment securities with continuous unrealized loss position
Less than 12 Months, Fair Value	798	10,441
Less than 12 Months, Unrealized Losses	2	123
12 Months or More, Fair Value	1,501	561
12 Months or More, Unrealized Losses	14	29
Total, Fair Value	2,299	11,002
Total, Unrealized Losses	$ 16	$ 152